Financial Instruments	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Financial Instruments

14.Financial Instruments

(a)Interest rate risk: The Company is subject to interest rate risk associated with changing interest rates with respect to its variable interest rate term loans and credit facilities as described in Notes 6 and 7.

(b)Concentration of credit risk: Financial Instruments consist principally of cash, trade accounts receivable, investments, and derivatives.

The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings and performing periodic evaluations of the relative credit standing of the counterparties.

(c)Fair value: The carrying amounts reflected in the accompanying Consolidated Balance Sheet of cash and cash equivalents, restricted cash, trade receivables, accounts payable and due from(to) related parties, approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. The Company performs relevant enquiries on a periodic basis to assess the recoverability of the long-term investment (Note 3) and the long-term receivable estimates that the amount presented on the accompanying balance sheet approximates the amount that is expected to be received by the Company in the event of sale of that investment and the end of the non-cancellable lease period, respectively.

The fair values of the interest rate swap agreements, bunker swap agreements and call option agreements discussed in Note 6 above are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.

The estimated fair values of the Company’s financial instruments, other than derivatives at December 31, 2019 and 2018, are as follows:

	2019		2018
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets (liabilities)
Cash and cash equivalents	184,835	184,835	204,763	204,763
Restricted cash	12,935	12,935	15,763	15,763
Investments	—	—	1,000	1,000
Debt	(1,544,551)	(1,544,551)	(1,607,122)	(1,607,122)

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the consolidated balance sheet on a net basis by counterparty when a legal right of set-off exists. The following tables present information with respect to the fair values of derivatives reflected in the consolidated balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the Consolidated Statements of Comprehensive Income (Loss) or in the Consolidated Balance Sheets, as a component of Accumulated other comprehensive loss.

		Asset Derivatives		Liability Derivatives
		December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments

Interest rate swaps	Current portion of financial instruments— Fair value	131	—	3,024	30

	Financial instruments—Fair Value, net of current portion	260	—	12,199	4,970

Subtotal		391	—	15,223	5,000

		Asset Derivatives		Liability Derivatives
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments

Interest rate swaps	Current portion of financial instruments— Fair value	—	—	121	18

	Financial instruments—Fair Value, net of current portion	—	—	66	20

Bunker swaps	Current portion of financial instruments—Fair value	520	—	755	—

Bunker swaps	Financial instruments—Fair Value, net of current portion	27	—	2,642	3,972

Bunker call options	Current portion of financial instruments—Fair value	147	217	—	—

Bunker call options	Financial instruments—Fair Value, net of current portion	—	133	—	—

Subtotal		694	350	3,584	4,010

Total derivatives		1,085	350	18,807	9,010

Derivatives designated as Hedging Instruments-Net effect on the Consolidated Statements of Comprehensive Income (Loss)

	Gain (Loss) Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion) Location
Derivative		Amount
		2019	2018	2017
Interest rate swaps		(9,938)	(4,316)	(3,692)

Total		(9,938)	(4,316)	(3,692)

	Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) Location
Derivative		Amount
		2019	2018	2017
Interest rate swaps	Depreciation expense	(189)	(189)	(189)
Interest rate swaps	Interest and finance costs, net	(56)	(772)	(2,511)

Total		(245)	(961)	(2,700)

The accumulated loss from Derivatives designated as Hedging instruments recognized in Accumulated Other Comprehensive Income (Loss) as of December 31, 2019 and 2018, was $18,353 and $8,660 respectively.

Derivatives not designated as Hedging Instruments – Net effect on the Consolidated Statements of Comprehensive Income (Loss)

	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Comprehensive Income (Loss) Location
Derivative		Amount
		2019	2018	2017
Interest rate swaps	Interest and finance costs, net	(149)	(39)	—
Bunker swaps	Interest and finance costs, net	1,122	(1,142)	5,903
Bunker call options	Interest and finance costs, net	(1,672)	231	(213)

Total		(699)	(950)	5,690

The following tables summarize the fair values for assets and liabilities measured on a recurring basis as of December 31, 2019 and 2018, using Level 2 inputs (significant other observable inputs):

Recurring measurements:	December 31, 2019	December 31, 2018
Interest rate swaps	(15,019)	(5,038)
Bunker swaps	(2,850)	(3,972)
Bunker call options	147	350

	(17,722)	(8,660)